Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	$ 1,231,794	$ 905,840	$ 305,874
Acquisition cost, Additions	124,608	336,310	619,279
Acquisition cost, Disposals	(121,385)	(24,368)	(19,313)
Acquisition cost, Ending balance	3,190,297	1,231,794	905,840
Acquisition cost, Subsidiaries’ Acquisitions	1,957,781	14,012
Acquisition cost, Transfers
Acquisition cost, Foreign currency translation	(2,501)
Land [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	49,256	49,256	47,124
Acquisition cost, Additions			2,132
Acquisition cost, Disposals
Acquisition cost, Ending balance	1,302,493	49,256	49,256
Acquisition cost, Subsidiaries’ Acquisitions	1,253,237
Acquisition cost, Transfers
Acquisition cost, Foreign currency translation
Molds and machinery [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	270,148	126,296	41,269
Acquisition cost, Additions	1,081	82,457	85,049
Acquisition cost, Disposals	(18,319)	(2,334)	(22)
Acquisition cost, Ending balance	558,027	270,148	126,296
Acquisition cost, Subsidiaries’ Acquisitions	237,818
Acquisition cost, Transfers	67,299	63,729
Acquisition cost, Foreign currency translation
Vehicles [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	17,714	13,107	1,602
Acquisition cost, Additions	6,183	6,046	28,740
Acquisition cost, Disposals	(2,124)	(1,439)	(17,235)
Acquisition cost, Ending balance	21,773	17,714	13,107
Acquisition cost, Subsidiaries’ Acquisitions
Acquisition cost, Transfers
Acquisition cost, Foreign currency translation
Computers and equipment [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	80,979	68,040	66,823
Acquisition cost, Additions	9,605	709	3,273
Acquisition cost, Disposals	(99,640)	(19,764)	(2,056)
Acquisition cost, Ending balance	122,502	80,979	68,040
Acquisition cost, Subsidiaries’ Acquisitions	101,512	13,473
Acquisition cost, Transfers	32,544	18,521
Acquisition cost, Foreign currency translation	(2,498)
Leasehold improvements [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	38,115	34,308	29,882
Acquisition cost, Additions	479	119	4,426
Acquisition cost, Disposals		(831)
Acquisition cost, Ending balance	43,238	38,115	34,308
Acquisition cost, Subsidiaries’ Acquisitions	1,430	539
Acquisition cost, Transfers	3,214	3,980
Acquisition cost, Foreign currency translation
Buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	678,298	326,644
Acquisition cost, Additions			326,644
Acquisition cost, Disposals
Acquisition cost, Ending balance	1,032,032	678,298	326,644
Acquisition cost, Subsidiaries’ Acquisitions	321,994
Acquisition cost, Transfers	31,740	351,654
Acquisition cost, Foreign currency translation
Construction in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	97,284	288,189	119,174
Acquisition cost, Additions	107,260	246,979	169,015
Acquisition cost, Disposals	(1,302)
Acquisition cost, Ending balance	110,232	97,284	$ 288,189
Acquisition cost, Subsidiaries’ Acquisitions	41,790
Acquisition cost, Transfers	(134,797)	$ (437,884)
Acquisition cost, Foreign currency translation	$ (3)